Capital Management - Additional Information (Detail)		9 Months Ended
	Jun. 26, 2025	Jul. 31, 2025
Statement [Line Items]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage	3.50%	3.50%